12. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2017 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 23,363,000
Operating loss carryforward expiration date	Dec. 31, 2037
Net deferred tax assets before valuation allowance	$ 2,809,700
Statutory tax rate	21.00%